Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,635)	$ (3,533)
Adjustments for:
Stock-based compensation	512	113
Depreciation	1	8
Amortization and others	0	150
Changes in non-cash operating balances:
Accounts receivable and other receivables	(12)	3
Prepaid expenses	(7)	(527)
Security deposit	(8)	0
Accounts payable and accrued liabilities	1,265	626
Net cash flows used in operating activities	(1,884)	(3,160)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	(3)
Net cash flows used in investing activities	0	(3)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of share capital and warrants	1,855	1,000
Borrowings on debt	0	1,000
Repayment of operating lease and financing obligation	0	(164)
Net cash flows provided by financing activities	1,855	1,836
Net increase (decrease) in cash and cash equivalents	(29)	(1,327)
CASH AT BANK
Beginning of the period	70	1,403
End of the period	41	76
Supplemental Disclosure	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of note payable, related party, to equity	$ 0	$ (1,000)